Segment information (Details 2) - Operations Center in Israel [Member] - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Operating assets	$ 675,918	$ 804,267
Operating liabilities	(602,315)	(692,205)
Operating assets (liabilities), net	73,603	112,062
Others assets and liabilities [Member]
Statement [Line Items]
Operating assets	163,604	53,427
Operating liabilities	(58,771)	(21,144)
Operating assets (liabilities), net	104,833	32,283
Telecommunications [Member]
Statement [Line Items]
Operating assets	210,318	164,289
Operating liabilities	(159,326)	(127,370)
Operating assets (liabilities), net	50,992	36,919
Real Estate [Member]
Statement [Line Items]
Operating assets	229,718	455,745
Operating liabilities	(219,789)	(353,800)
Operating assets (liabilities), net	9,929	101,945
Supermarkets [Member]
Statement [Line Items]
Operating assets	42,191	34,566
Operating assets (liabilities), net	42,191	34,566
Insurance [Member]
Statement [Line Items]
Operating assets	5,072	34,002
Operating assets (liabilities), net	5,072	34,002
Corporates [Member]
Statement [Line Items]
Operating assets	25,015	62,238
Operating liabilities	(164,429)	(189,891)
Operating assets (liabilities), net	$ (139,414)	$ (127,653)